UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22265

Western Asset Municipal Defined

Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

FEBRUARY 28, 2018

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.5%
Alabama - 3.1%
Jefferson County, AL, Sewer Revenue, Convertible CAB, Subordinated Lien, Step bond, 0.000% until 10/1/23, 7.900%	0.000%	10/1/50	$9,470,000	$7,824,872

Arizona - 3.4%
Navajo Nation, AZ, Revenue	5.000%	12/1/25	350,000	381,507	(a)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	7,110,000	8,285,283

Total Arizona				8,666,790

California - 5.6%
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	3,500,000	3,726,485	(a)(b)
California State, GO, Various Purpose	4.000%	11/1/36	250,000	263,735
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	780,000	833,968
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/48	1,000,000	1,152,580	(c)
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,060,360
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	2,000,000	2,464,520
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.000%	9/1/27	725,000	755,472
University of California, CA, Revenue	5.000%	5/15/36	2,500,000	2,912,500
University of California, CA, Revenue	4.000%	5/15/46	1,000,000	1,030,300

Total California				14,199,920

Colorado - 4.5%
Base Village Metropolitan District #2 Co., GO	5.750%	12/1/46	500,000	509,740
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	216,686
Colorado State Health Facilities Authority Revenue, Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/23	3,000,000	3,423,600	(d)(e)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	6,000,000	7,110,480

Total Colorado				11,260,506

Connecticut - 0.5%
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	500,000	554,875
Connecticut State, GO	5.000%	10/15/34	280,000	307,510
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd.	5.000%	4/1/30	250,000	275,270	(a)

Total Connecticut				1,137,655

District of Columbia - 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project	4.125%	7/1/27	250,000	253,088

Florida - 1.0%
Central Florida Expressway Authority Revenue, Senior Lien	5.000%	7/1/42	250,000	284,742
Florida State Municipal Power Agency Revenue, All Requirements Power	6.250%	10/1/31	1,000,000	1,073,900	(f)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/42	500,000	557,570	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/42	$350,000	$388,580
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/47	250,000	273,773

Total Florida				2,578,565

Georgia - 7.3%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,000,000	5,363,100	(f)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	3,260,000	3,510,075	(f)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	9,544,860	(f)

Total Georgia				18,418,035

Idaho - 0.1%
Idaho State Health Facilities Authority Hospital Revenue, Trinity Health Credit Group	5.000%	12/1/47	300,000	335,037

Illinois - 6.4%
Chicago, IL, Board of Education, GO, Dedicated	5.000%	12/1/34	360,000	367,776
Chicago, IL, GO	5.000%	1/1/25	250,000	271,487
Chicago, IL, GO	5.500%	1/1/30	1,685,000	1,817,946
Chicago, IL, GO	6.000%	1/1/38	500,000	567,775
Chicago, IL, Motor Fuel Tax Revenue	5.000%	1/1/26	1,000,000	1,070,820
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	2,000,000	2,212,760
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/35	250,000	281,310
Senior Lien	5.000%	1/1/47	500,000	559,350
Senior Lien	5.000%	1/1/52	500,000	555,325
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	250,000	265,063
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/36	750,000	816,352
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	600,000	678,480
Second Lien, AGM	5.000%	11/1/32	2,050,000	2,330,809
Illinois State Finance Authority Revenue:
Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/31	600,000	678,846
Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/32	300,000	337,929
Illinois State University Revenue, Auxiliary Facilities System, AGM	5.000%	4/1/37	100,000	107,538
Illinois State, GO	5.000%	2/1/26	1,000,000	1,047,870
Illinois State, GO	5.000%	2/1/27	250,000	261,328
Illinois State, GO	5.000%	2/1/29	600,000	620,916
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.250%	6/15/50	1,000,000	1,023,690
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	1,000,000	168,240
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/27	200,000	231,998

Total Illinois				16,273,608

Indiana - 6.9%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority Project	5.000%	10/1/41	675,000	759,591
Indiana Municipal Power Agency, Power Supply System Revenue	6.000%	1/1/39	8,000,000	8,306,720	(f)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.500%	1/1/29	$8,000,000	$8,326,000	(f)

Total Indiana				17,392,311

Louisiana - 4.2%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	10,000,000	10,120,200	(f)
Port New Orleans, LA, Board of Commissioners Port Facilities Revenue, AGM	5.000%	4/1/43	500,000	565,500	(b)(c)

Total Louisiana				10,685,700

Maryland - 0.6%
Howard County, MD, Housing Commission Revenue, Columbia Commons Apartments	5.000%	6/1/44	1,350,000	1,442,353

Massachusetts - 0.1%
Massachusetts State DFA Revenue, UMass Boston Student Housing Project	5.000%	10/1/41	250,000	271,593

Michigan - 7.6%
Detroit, MI, Water Supply System Revenue:
Second Lien, AGM	6.250%	7/1/36	2,995,000	3,179,192	(f)
Second Lien, AGM	6.250%	7/1/36	5,000	5,286
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,500,000	1,576,875	(a)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	350,000	385,570
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	410,000	451,230
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	3,250,000	3,279,510	(f)
Royal Oak, MI, Hospital Finance Authority Revenue:
William Beaumont Hospital	5.000%	9/1/39	2,000,000	2,169,280
William Beaumont Hospital	8.250%	9/1/39	8,000,000	8,273,440	(f)

Total Michigan				19,320,383

Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	300,000	355,464

New Jersey - 6.3%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	750,000	811,425	(b)
New Jersey State EDA Revenue	5.000%	6/15/34	1,500,000	1,599,720
New Jersey State EDA Revenue, Continental Airlines Inc. Project	4.875%	9/15/19	665,000	683,547	(b)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	200,000	216,776	(b)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.500%	12/1/32	10,000,000	10,721,400	(f)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health	5.000%	7/1/38	125,000	141,941
New Jersey State Transportation Trust Fund Authority Revenue, Capital Appreciation Transportation System, NATL	0.000%	12/15/31	3,000,000	1,626,540

Total New Jersey				15,801,349

New York - 9.4%
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/36	1,000,000	1,141,650

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	$2,500,000	$3,078,175
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	1,250,000	1,357,975
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	500,000	567,390
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/32	2,000,000	1,148,260
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan Kettering Cancer Center	5.000%	7/1/28	1,500,000	1,776,030
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/37	1,000,000	1,151,100
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	575,000	608,482	(a)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/46	1,000,000	1,109,870
New York State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	3,000,000	3,258,720	(b)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.500%	12/1/31	7,925,000	8,593,870

Total New York				23,791,522

North Carolina - 0.4%
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/54	750,000	817,628
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	100,000	116,168

Total North Carolina				933,796

Oklahoma - 0.1%
Oklahoma State Turnpike Authority Revenue	5.000%	1/1/47	40,000	45,170
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	170,000	126,414

Total Oklahoma				171,584

Oregon - 0.8%
Oregon State Facilities Authority Revenue, Legacy Health Project	5.000%	6/1/46	650,000	722,735
Washington Multnomah & Yamhill County, OR, School District No. 1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/35	1,000,000	1,161,890

Total Oregon				1,884,625

Pennsylvania - 5.0%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment Bonds	5.000%	6/1/30	250,000	281,815
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,120,030

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	$10,000,000	$10,462,000
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	200,000	220,052
Philadelphia School District Project, AGM	5.000%	6/1/33	550,000	600,836

Total Pennsylvania				12,684,733

Rhode Island - 4.2%
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	10,000,000	10,656,600	(f)

Texas - 10.5%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF-GTD	5.000%	12/1/35	300,000	341,115
Brazos River, TX, Harbor Navigation District Revenue, Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	10,000,000	10,290,900	(b)
City of Sugar Land, TX	5.000%	2/15/28	100,000	118,707
Clifton, TX, Higher Education Finance Corp., Education Revenue, IDEA Public Schools, PSF-GTD	5.000%	8/15/35	2,400,000	2,746,368
Harris County, TX, Cultural Education Facilities Finance Corp.,Thermal Utility Revenue, Teco Project	5.000%	11/15/33	250,000	288,395
Houston, TX, Airport Systems Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,000,000	1,124,830	(b)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/31	120,000	136,032	(b)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	3,000,000	3,220,860
North Texas Tollway Authority Revenue, First Tier	5.000%	1/1/43	2,000,000	2,260,060
Socorro, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/40	800,000	911,320
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	190,000	210,757
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	1,310,000	1,536,578
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	500,000	547,370	(b)
Texas State Water Development Board Revenue	5.000%	10/15/42	1,500,000	1,721,985
Texas State Water Development Board Revenue	5.000%	10/15/47	200,000	228,708
Texas State, GO, Transport Commission - Mobility Fund	5.000%	10/1/34	500,000	584,535
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	300,000	311,385	(a)
Inspired Living Lewsville Project	10.000%	12/1/51	50,000	52,296

Total Texas				26,632,201

U.S. Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	4,000,000	2,470,000

Utah - 0.1%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	250,000	273,523

Virginia - 1.9%
Virginia State College Building Authority, VA, Educational Facilities Revenue, 21st Century College & Equipment Programs	5.000%	2/1/32	1,000,000	1,179,790

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	$400,000	$444,848	(b)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	500,000	552,245	(b)
Virginia State Public Building Authority, Public Facilities Revenue	5.000%	8/1/29	250,000	296,825
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/23	1,775,000	1,974,510	(b)
Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	400,000	426,488	(b)

Total Virginia				4,874,706

Washington - 2.4%
Washington State Health Care Facilities Authority Revenue, Overlake Hospitall Medical Center	5.000%	7/1/42	3,750,000	4,145,250
Washington State HFC Revenue, Heron’s Key	6.000%	7/1/25	675,000	713,401	(a)
Washington State, GO	5.000%	8/1/33	1,000,000	1,166,520

Total Washington				6,025,171

Wisconsin - 4.9%
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	5.000%	12/1/27	1,500,000	1,632,645	(a)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	300,000	326,406	(b)
Wisconsin State HEFA Revenue, Prohealth Care Inc. Obligation Group	6.625%	2/15/39	10,000,000	10,477,100	(f)

Total Wisconsin				12,436,151

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $231,418,550)				249,051,841

SHORT-TERM INVESTMENTS - 0.6%
MUNICIPAL BONDS - 0.6%
New York - 0.6%
New York City, NY, GO, SPA-JPMorgan Chase	1.100%	8/1/38	600,000	600,000	(g)(h)
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	1.270%	8/1/22	900,000	900,000	(g)(h)

TOTAL MUNICIPAL BONDS (Cost - $1,500,000)				1,500,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $64,775)	1.320%		64,775	64,775

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,564,775)				1,564,775

TOTAL INVESTMENTS - 99.1% (Cost - $232,983,325)				250,616,616
Other Assets in Excess of Liabilities - 0.9%				2,150,249

TOTAL NET ASSETS - 100.0%				$252,766,865

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Maturity date shown represents the mandatory tender date.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
ISD	— Independent School District
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on January 15, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high current income exempt from federal income tax and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$249,051,841	—	$249,051,841

Short-Term Investments†:
Municipal Bonds	—	1,500,000	—	1,500,000
Money Market Funds	$64,775	—	—	64,775

Total Short-Term Investments	64,775	1,500,000	—	1,564,775

Total Investments	$64,775	$250,551,841	—	$250,616,616

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Defined Opportunity Trust Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2018